Accounts Receivable from Subscribers, Distributors, Recoverable Taxes Contractual Assets and Other, Net - Summary of Analysis of Accounts Receivable by Component (Detail) $ in Thousands, $ in Millions	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 MXN ($)
Disclosure of accounts receivable [line items]
Contract assets	$ 28,573,717		$ 30,901,277
Allowance of expected credit losses	(42,079,056)		(41,835,826)
Trade and other receivables	208,148,699		209,775,485
Non-current subscribers, distributors and contractual assets	8,724,497	$ 449	6,928,888
Total current subscribers, distributors and contractual assets	199,424,202	$ 10,272	202,846,597
Cost [member] | Receivable from subscribers and distributors [member]
Disclosure of accounts receivable [line items]
Trade and other receivables	154,659,093		157,433,609
Cost [member] | Telecommunications carriers for network interconnection and other services [member]
Disclosure of accounts receivable [line items]
Trade and other receivables	3,519,170		3,968,675
Cost [member] | Recoverable taxes [member]
Disclosure of accounts receivable [line items]
Trade and other receivables	46,947,187		43,734,164
Cost [member] | Sundry debtors [member]
Disclosure of accounts receivable [line items]
Trade and other receivables	$ 16,528,588		$ 15,573,586